Common Stock Note	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Notes
Common Stock Note

NOTE 4 - COMMON STOCK

During the six months ended July 31, 2013, the Company did not have any transactions that resulted in issuance of its common stock.

Warrants	July 31, 2013	January 31, 2013
Opening Balance	7,187,001	7,459,666
Granted	-	267,335
Exercised	-	(500,000)
Expired	-	(40,000)
Closing Balance	7,187,001	7,187,001

On April 5, 2013, the Company extended the term of the warrants issued as part of the April 7, 2011 private equity financing for an additional year, from April 7, 2013 to April 7, 2014, and lowered the exercise price to $0.10. The incremental increase in fair value of the modified warrants is $526,690.

The weighted average life of the warrants at July 31, 2013 is 0.69 years and weighted average exercise price - $0.12.

Options

There were no options issued during the six months ended July 31, 2013.

On September 2, 2013, all of the remaining 1,040,000 options expired unexercised.

NOTE 5 - COMMON STOCK

On April 12, 2012, the Company issued 267,335 units at a price of $0.45 per unit for cash of $120,301. Each unit consists of one common share and one share purchase warrant. Each share purchase warrant is exercisable at $0.65 for two years. A value of $nil was attributed to these warrants.

On March 5, 2012, warrants to purchase 400,000 shares of common stock were exercised at $0.30 per share.  The Company received $120,000 for this exercise.

On February 7, 2012, warrants to purchase 100,000 shares of common stock were exercised at $0.30 per share.  The Company received $30,000 for this exercise.

On April 7, 2011, the Company issued 6,723,333 units at a price of $0.30 per unit for a total of $2,017,000. Each unit consists of one share of common stock and one common share purchase warrant. The warrants have an exercise price of $0.50 per share and are exercisable for a period of two years. The warrants contain a call provision which allows the Company to call the warrants upon the occurrence of certain conditions. The net proceeds to the Company from the offering were $1,862,462 after legal fees of $95,638 and agent commissions of $58,900. The net proceeds included cash proceeds of $1,828,100 and converted loans in the amount of $130,000. Also, 196,333 common share purchase warrants were issued to agents in connection with this financing. A fair value of $73,263 was assigned to these warrants calculated using the Black-Scholes option price model using the following assumptions:

April 7, 2011
Risk-free interest rate	0.81%
Expected life of options (years)	2
Expected annualized volatility	246%
Expected dividend rate	-%

During the year ended January 31, 2012, the Company issued 250,000 shares of common stock with the exercise of 250,000 warrants for cash proceeds of $24,999.

As part of the warrants exercised above, a $50,000 loan was converted into 166,667 shares.

Warrants	January 31, 2013	January 31, 2012
Balance, January 31, 2012	7,459,666	790,000
Granted	267,335	6,919,666
Exercised	(500,000)	(250,000)
Expired	(40,000)	--
Balance, January 31, 2013	7,187,001	7,459,666

The weighted average life and weighted average exercise price of the warrants at January 31, 2013, is 0.22 years and $0.51, respectively.

Options

There were no options issued during the year ended January 31, 2013.

On September 2, 2011, the Company adopted the Red Metal Resources Ltd. 2011 Equity Incentive Plan (the “Plan”) and reserved 1,600,000 shares of the Company’s common stock for awards under the Plan. The Plan will terminate 10 years from the date of adoption. On September 2, 2011, the Company’s board of directors granted 1,040,000 options to purchase the Company’s common stock to certain officers, directors, and consultants, including 230,000 options granted to each of the Company’s Chief Executive Officer, Chief Financial Officer, and Vice President of Exploration. The options are exercisable at $0.50 for a term of two years and vest upon grant.

The Company recorded $527,318 as employee stock-based expense, which was calculated using the following assumptions under the Black-Scholes option-pricing model:

September 2, 2011
Risk-free interest rate	0.20%
Expected life of options (years)	2
Expected annualized volatility	246%
Expected dividend rate	-%

The weighted average life and weighted average exercise price of the 1,040,000 options outstanding at January 31, 2013, is 0.58 years and $0.50, respectively